Results for the year - Income taxes and deferred income taxes - Income taxes expensed (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Current tax on profit for the year	kr 32,082	kr 25,918	kr 17,829
Deferred tax on profit for the year	(5,484)	(4,464)	(3,806)
Tax on profit for the year	26,598	21,454	14,023
Current tax adjustments recognised for prior years	172	(916)	339
Deferred tax adjustments recognised for prior years	(567)	453	(825)
Income taxes in the income statement	26,203	20,991	13,537
Tax on other comprehensive income for the year, (income)/expense	kr (1,343)	kr 359	kr 889